Expense Example	Sep. 04, 2026 USD ($)
VELA Small Cap Fund | VELA Small Cap Fund Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 629
Expense Example, with Redemption, 3 Years	900
Expense Example, with Redemption, 5 Years	1,192
Expense Example, with Redemption, 10 Years	2,021
VELA Small Cap Fund | VELA Small Cap Fund Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	110
Expense Example, with Redemption, 3 Years	343
Expense Example, with Redemption, 5 Years	595
Expense Example, with Redemption, 10 Years	1,317
VELA Large Cap Plus Fund | VELA Large Cap Plus Fund Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	622
Expense Example, with Redemption, 3 Years	880
Expense Example, with Redemption, 5 Years	1,157
Expense Example, with Redemption, 10 Years	1,946
VELA Large Cap Plus Fund | VELA Large Cap Plus Fund Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	103
Expense Example, with Redemption, 3 Years	322
Expense Example, with Redemption, 5 Years	558
Expense Example, with Redemption, 10 Years	1,236
VELA International Fund | VELA International Fund Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	630
Expense Example, with Redemption, 3 Years	903
Expense Example, with Redemption, 5 Years	1,197
Expense Example, with Redemption, 10 Years	2,032
VELA International Fund | VELA International Fund Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	111
Expense Example, with Redemption, 3 Years	347
Expense Example, with Redemption, 5 Years	601
Expense Example, with Redemption, 10 Years	1,329
VELA Income Opportunities Fund | VELA Income Opportunities Fund Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	605
Expense Example, with Redemption, 3 Years	826
Expense Example, with Redemption, 5 Years	1,066
Expense Example, with Redemption, 10 Years	1,751
VELA Income Opportunities Fund | VELA Income Opportunities Fund Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	85
Expense Example, with Redemption, 3 Years	265
Expense Example, with Redemption, 5 Years	460
Expense Example, with Redemption, 10 Years	1,025
VELA Short Duration Fund | VELA Short Duration Fund - Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	585
Expense Example, with Redemption, 3 Years	767
Expense Example, with Redemption, 5 Years	963
Expense Example, with Redemption, 10 Years	1,530
VELA Short Duration Fund | VELA Short Duration Fund - Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	64
Expense Example, with Redemption, 3 Years	202
Expense Example, with Redemption, 5 Years	351
Expense Example, with Redemption, 10 Years	786
VELA Small-Mid Cap Fund | VELA Small-Mid Cap Fund Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	624
Expense Example, with Redemption, 3 Years	886
VELA Small-Mid Cap Fund | VELA Small-Mid Cap Fund Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	105
Expense Example, with Redemption, 3 Years	$ 328